Prepaid Expenses and Other Current Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Inventory work in progress	$ 0.3	$ 2.8
Other inventory	$ 1.2	$ 1.5